Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Sales	$ 13,874,200	$ 9,941,000	$ 50,397,000	$ 30,953,500
Cost of Sales	13,267,000	9,828,200	48,393,800	27,645,100
Gross Profit	607,200	112,800	2,003,200	3,308,400
Operating Expenses	2,049,800	1,029,400	5,493,900	3,466,800
Operating Loss	(1,442,600)	(916,600)	(3,490,700)	(158,400)
Other Income (Expense)
Forgiveness of Debt PPP Loan	10,000		562,300
Loss on Sale of Equipment	(35,900)	(15,500)	(267,700)
Other Income			4,000	79,100
Other Expenses			(70,300)
Other Income (Expense)	27,400
Interest Expense	(98,100)	(71,600)	(382,900)	(358,300)
Total Other Income (Expense)	(106,600)	(87,100)	(154,600)	(279,200)
Loss Before Income Tax	(1,549,200)	(1,003,700)	(3,645,300)	(437,600)
Income Tax Benefit (Expense)		29,800	(116,800)	634,600
Net Loss	(1,549,200)	(973,900)	(3,762,100)	197,000
Net (Loss) Income Attributable to Non-controlling interests	600	(221,900)	(229,300)	(38,600)
Net Loss Attributable to Stockholders	$ (1,549,800)	$ (752,000)	$ (3,532,800)	$ 235,600
Net Loss Per Share - Basic and Diluted	$ (0.12)	$ (0.21)	$ (0.84)	$ 0.07
Weighted Average Common Shares Outstanding - Basic and Diluted	13,269,055	3,513,517	4,214,418	3,513,517